Income Taxes - (Narratives) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income tax benefit	$ 2,605	$ 15,159	$ 7,280	$ 3,653
Increase in deferred tax assets		10,700
Deferred tax asset	0	410
Operating loss carryforward, foreign		115,400
Deferred tax asset valuation allowances	$ 11,342	$ 21,632